Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	April 30,	January 31,	Useful life
	2014	2013	(Years)

Trade Names/Trademarks	$24,874	$24,874	Indefinite
Website	44,512	44,512	2

	69,386	69,386
Less: accumulated amortization	(35,073)	(29,509)

	$34,313	$39,877

			Useful life
	2014	2013	(Years)

Trade Names/Trademarks	$24,874	$23,212	Indefinite
Website	44,512	40,657	2

	69,386	63,869
Less: accumulated amortization	(29,509)	(8,455)

	$39,877	$55,414